CONTINGENCIES	6 Months Ended
Jun. 30, 2017
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 16 – Contingencies:

General

From time to time, Teva and/or its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to litigation. Teva generally believes that it has meritorious defenses to the actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to matters disclosed in this note.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of the cases described below, management’s assessments of the likelihood of damages, and the advice of counsel, no provisions have been made regarding the matters disclosed in this note, except as noted below. Litigation outcomes and contingencies are unpredictable, and excessive verdicts can occur. Accordingly, management’s assessments involve complex judgments about future events and often rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flows in a given period. In addition, Teva incurs significant legal fees and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Among other things, Teva’s agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva, for the costs and damages incurred in connection with product liability claims, in specified or unspecified amounts.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. Except as otherwise noted, all third party sales figures given below are based on IMS data.

Intellectual Property Litigation

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various markets. In the United States, to obtain approval for most generics prior to the expiration of the originator’s patents, Teva must challenge the patents under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator’s patents. Teva may also be involved in patent litigation involving the extent to which its product or manufacturing process techniques may infringe other originator or third-party patents.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva, which could be material to its results of operations and cash flows in a given period.

The general rule for damages in patent infringement cases in the United States is that the patentee should be compensated by no less than a reasonable royalty, and it may also be able in certain circumstances to be compensated for its lost profits. The amount of a reasonable royalty award would generally be calculated based on the sales of Teva’s generic product. The amount of lost profits would generally be based on the lost sales of the branded product. In addition, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.

Teva is also involved in litigation regarding patents in other countries where it does business, particularly in Europe, where Teva has in recent years increased the number of launches of its generic versions of branded pharmaceuticals prior to the expiration of the innovator’s patents. The laws concerning generic pharmaceuticals and patents differ from country to country. Damages for patent infringement in Europe may include lost profits or a reasonable royalty, but enhanced damages for willful infringement are generally not available.

In December 2012, Endo International (“Endo”) sued Actavis Inc. and Actavis South Atlantic LLC (collectively “Actavis”), subsidiaries of Teva, in New York federal court for infringement of patents expiring in 2023. The lawsuit followed the launch by Actavis of its 7.5 mg and 15 mg oxymorphone extended-release tablets, which were the AB-rated generic versions of the original formulation of Endo’s Opana® ER. According to Endo’s annual report, Opana® ER had net sales of approximately $299 million for the twelve months ended December 31, 2012. In September 2013, Actavis launched additional strengths of its product. In August 2015, the court found two Endo patents valid and infringed, and on April 29, 2016, enjoined Actavis from selling its oxymorphone ER products. Actavis has appealed these rulings. In addition, in November 2014, Endo and Mallinckrodt sued Actavis in Delaware federal court, alleging that sales of the Actavis oxymorphone ER products infringe another patent that expires in 2029, which Endo had licensed from Mallinckrodt. Trial in that case took place in February 2017. Were Endo ultimately to be successful in its allegations of patent infringement, Actavis could be required to pay damages relating to past sales of its oxymorphone ER products and continue to be enjoined from future sales until patent expiration. The amount of damages, if any, would be determined in a separate trial that would be scheduled after resolution of the pending appeal. A provision has been included in the financial statements for this matter.

In July 2014, GlaxoSmithKline (“GSK”) sued Teva in Delaware federal court for infringement of a patent expiring in June 2015 directed to using carvedilol in a specified manner to decrease the risk of mortality in patients with congestive heart failure. Teva and eight other generic producers began selling their carvedilol tablets (the generic version of GSK’s Coreg®) in September 2007. Teva vigorously disputed GSK’s claims on the merits and also disputed the amount and nature of GSK’s alleged damages. A seven-day jury trial began on June 12, 2017. On June 20, 2017, the jury returned a verdict in GSK's favor finding Teva liable for induced infringement, including willful infringement, and assessing damages of $235.5 million, not including pre- or post-judgment interest. Teva expects to file post-trial motions for judgment as a matter of law that will ask the judge to overturn the jury verdict on inducement, invalidity, and the award of lost profits damages, and Teva expects that GSK will file post-trial motions asking the court to increase the damages amount in light of the willful infringement finding and to set the interest rate(s) to be applied to the total damages amount. At a later date, a separate bench trial will be held by the court to address Teva’s legal and equitable defenses, which could either bar or limit GSK's claims and damages. Depending on that outcome, Teva may decide to appeal. Even if Teva is found liable for infringement, Teva would be permitted to continue selling its carvedilol products as the patent-in-suit has expired. A provision has been included in the financial statements for this matter.

Product Liability Litigation

Teva’s business inherently exposes it to potential product liability claims, and in recent years the number of product liability claims asserted against Teva has increased. Teva maintains a program of insurance, which may include commercial insurance, self-insurance (including direct risk retention), or a combination of both approaches, in amounts and on terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by its product liability insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of commercial insurance it desires, or any commercial insurance on reasonable terms, in all of its markets.

Teva and/or its subsidiaries, including Watson Laboratories, Inc. (“Watson”) and Actavis Elizabeth LLC (“Actavis Elizabeth”), have been named as defendants in approximately 4,000 product liability lawsuits brought against them and other manufacturers by approximately 4,400 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the long-term use of metoclopramide (the generic form of Reglan®). The vast majority of the lawsuits are pending in mass tort proceedings in state court in California, Pennsylvania and New Jersey. For over 20 years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing the disorder increases with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia resulting from long-term usage. Teva expects to be dismissed from at least some of the cases on the basis that some plaintiffs cannot demonstrate that they used a Teva product.

In the New Jersey proceeding, the trial court granted the defendants’ motion to dismiss, on federal preemption grounds, all claims other than those based on an alleged failure to timely update the label. The appellate court affirmed this dismissal. On August 22, 2016, following Teva’s appeal of the decision, the New Jersey Supreme Court affirmed with respect to the failure to update claims. On November 21, 2016, Teva filed a petition for a writ of certiorari with the United States Supreme Court, which was denied on April 3, 2017.

In October 2015, Actavis Elizabeth reached an agreement in principle to resolve the vast majority of the cases pending against it. In January 2017, Teva and/or its other subsidiaries involved in the litigation also reached an agreement in principle to resolve the vast majority of the cases pending against them, subject to participation by a certain percentage of plaintiffs. A provision has been included in the financial statements for these matters. One of the plaintiffs who is not participating in the settlement has a trial date in October 2017 in Grays Harbor County, Washington.

Competition Matters

As part of its generic pharmaceuticals business, Teva has challenged a number of patents covering branded pharmaceuticals, some of which are among the most widely-prescribed and well-known drugs on the market. Many of Teva’s patent challenges have resulted in litigation relating to Teva’s attempts to market generic versions of such pharmaceuticals under the federal Hatch-Waxman Act. Some of this litigation has been resolved through settlement agreements in which Teva obtained a license to market a generic version of the drug, often years before the patents expire.

Teva and its subsidiaries have increasingly been named as defendants in cases that allege antitrust violations arising from such settlement agreements. The plaintiffs in these cases, which are usually direct and indirect purchasers of pharmaceutical products, and often assert claims on behalf of classes of all direct and indirect purchasers, typically allege that (1) Teva received something of value from the innovator in exchange for an agreement to delay generic entry, and (2) significant savings could have been realized if there had been no settlement agreement and generic competition had commenced earlier. These class action cases seek various forms of injunctive and monetary relief, including damages based on the difference between the brand price and what the generic price allegedly would have been and disgorgement of profits, which are automatically trebled under the relevant statutes, plus attorneys’ fees and costs. The alleged damages generally depend on the size of the branded market and the length of the alleged delay, and can be substantial – potentially measured in multiples of the annual brand sales – particularly where the alleged delays are lengthy or branded drugs with annual sales in the billions of dollars are involved.

Teva believes that its settlement agreements are lawful and serve to increase competition, and has defended them vigorously. In Teva’s experience to date, these cases have typically settled for a fraction of the high end of the damages sought, although there can be no assurance that such outcomes will continue.

In June 2013, the United States Supreme Court held, in Federal Trade Commission v. Actavis, Inc. (the “AndroGel case”), that a rule of reason test should be applied in analyzing whether such settlements potentially violate the federal antitrust laws. The Supreme Court held that a trial court must analyze each agreement in its entirety in order to determine whether it violates the antitrust laws. This new test has resulted in increased scrutiny of Teva’s patent settlements, additional action by the FTC and state and local authorities, and an increased risk of liability in Teva’s currently pending antitrust litigations.

In April 2006, certain subsidiaries of Teva were named in a class action lawsuit filed in the U.S. District Court for the Eastern District of Pennsylvania. The case alleges that the settlement agreements entered into between Cephalon, Inc., now a Teva subsidiary (“Cephalon”), and various generic pharmaceutical companies in late 2005 and early 2006 to resolve patent litigation involving certain finished modafinil products (marketed as Provigil®) were unlawful because they had the effect of excluding generic competition. The case also alleges that Cephalon improperly asserted its Provigil® patent against the generic pharmaceutical companies. The first lawsuit was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon (the “Direct Purchaser Class”). Similar allegations were made in other complaints, including those filed on behalf of a proposed class of end payors of Provigil® (the “End Payor Class”), by certain individual end payors, by certain retail chain pharmacies and by Apotex, Inc. (collectively, these cases are referred to as the “Philadelphia Modafinil Action”). Separately, Apotex challenged Cephalon’s Provigil® patent, and in October 2011, the Court found the patent to be invalid and unenforceable based on inequitable conduct. This decision was affirmed on appeal in April 2013. Teva has either settled or reached agreements in principle to settle with all of the plaintiffs in the Philadelphia Modafinil Action. However, one of the end payors, United Healthcare Services, took the position that it is not bound by the settlement that was agreed to on its behalf and brought a separate action in Minnesota federal court, which has been transferred to the U.S. District Court for the Eastern District of Pennsylvania, where Teva has also filed suit to enforce the settlement.

Additionally, Cephalon and Teva have reached a settlement with 48 state attorneys general, which was approved by the court on November 7, 2016. Certain other claimants, including the State of California, have given notices of potential claims related to these settlement agreements. Teva has produced documents in response to two subpoenas issued by the California Attorney General’s office as part of its ongoing investigation of generic competition to Provigil®.

In May 2015, Cephalon entered into a consent decree with the FTC under which the FTC dismissed its claims against Cephalon in the FTC Modafinil Action in exchange for payment of $1.2 billion (less set-offs for prior settlements) by Cephalon and Teva into a settlement fund. Under the consent decree, Teva also agreed to certain injunctive relief with respect to the types of settlement agreements Teva may enter into to resolve patent litigation in the United States for a period of ten years. The settlement fund does not cover any judgments or settlements outside the United States.

Following an investigation initiated by the European Commission in April 2011 regarding a modafinil patent settlement in Europe, the Commission issued a Statement of Objections in July 2017 against both Cephalon and Teva alleging that the 2005 settlement agreement between the parties had the object and effect of hindering the entry of generic modafinil. Teva will submit its defense in writing and will also have the right to request an oral hearing before the Commission makes its final decision. The sales of modafinil in the European Economic Area during the last full year of the alleged infringement amounted to EUR 46.5 million.

In January 2009, the FTC and the State of California filed a lawsuit in California federal court alleging that a September 2006 patent lawsuit settlement between Watson and Solvay Pharmaceuticals, Inc. (“Solvay”) relating to AndroGel® 1% (testosterone gel) violated the antitrust laws. Additional lawsuits alleging similar claims were later filed by private plaintiffs (including plaintiffs purporting to represent classes of similarly situated claimants as well as direct purchaser plaintiffs filing separately), and the various actions were consolidated in a multidistrict litigation in Georgia federal court. Discovery remains ongoing in both the multidistrict and FTC litigations. Annual sales of AndroGel® 1% at the time of the settlement were approximately $350 million, and annual sales of the AndroGel franchise (AndroGel® 1% and AndroGel® 1.62%) were approximately $140 million and $1.05 billion, respectively, at the time Actavis launched its generic version of AndroGel® 1% in November 2015.

Teva subsidiaries Barr Laboratories, Inc. (“Barr”) and The Rugby Group (“Rugby”) were sued in actions in California, Kansas and Florida state courts by plaintiffs alleging that a January 1997 patent litigation settlement agreement between Barr, Rugby (then a subsidiary of Sanofi Aventis) and Bayer Corporation concerning the antibiotic ciprofloxacin was anticompetitive and violated state antitrust and consumer protection laws. In addition, Rugby is also named as a defendant in a Tennessee action. All of the litigation relating to such patent litigation settlement agreement have either settled or are inactive. In the California case, the trial court granted defendants’ summary judgment motions, and in May 2015, the California Supreme Court reversed and remanded the case to the trial court for a rule of reason inquiry. On January 18, 2017, Barr agreed to settle with plaintiffs for $225 million and a provision has been included in the financial statements. On April 21, 2017, the court granted final approval of the settlement. Two class members who have objected to the settlement have filed an appeal of the court’s ruling granting final approval.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving extended release venlafaxine (generic Effexor® XR) entered into in November 2005. The cases were filed by a purported class of direct purchasers, by a purported class of indirect purchasers and by certain chain pharmacies in the United States District Court for the District of New Jersey. The plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. In October 2014, the court granted Teva’s motion to dismiss in the direct purchaser cases, after which the parties agreed that the court’s reasoning applied equally to the indirect purchaser cases. Plaintiffs appealed, and oral argument before the Third Circuit for the merits of the appeal was heard on May 19, 2017. Annual sales of Effexor® XR were approximately $2.6 billion at the time of settlement and at the time generic versions were launched in July 2010.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GSK and Teva in New Jersey federal court for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving lamotrigine (generic Lamictal®) entered into in February 2005. The plaintiffs claim that the settlement agreement unlawfully delayed generic entry and seek unspecified damages. In December 2012, the court dismissed the case. In January 2014, the court denied the direct purchaser plaintiffs’ motion for reconsideration and affirmed its original dismissal. In June 2015, the Third Circuit reversed and remanded for further proceedings. On February 19, 2016, Teva and GSK filed a petition for a writ of certiorari in the United States Supreme Court, which was denied on November 7, 2016. In the meantime, litigation resumed before the district court. Annual sales of Lamictal® were approximately $950 million at the time of the settlement, and approximately $2.3 billion at the time generic competition commenced in July 2008.

In April 2013, purported classes of direct purchasers of, and end payors for, Niaspan® (extended release niacin) sued Teva and Abbott for violating the antitrust laws by entering into a settlement agreement in April 2005 to resolve patent litigation over the product. A multidistrict litigation has been established in the U.S. District Court for the Eastern District of Pennsylvania. Throughout 2015 and in January 2016, several individual direct purchaser opt-out plaintiffs filed complaints with allegations nearly identical to those of the direct purchaser class. In October 2016, the District Attorney for Orange County, California, filed a similar complaint, which has since been amended, in California state court alleging violations of state law. Annual sales of Niaspan® were approximately $416 million at the time of the settlement and approximately $1.1 billion at the time generic competition commenced in September 2013.

In November 2013, a putative class action was filed in Pennsylvania federal court against Actavis, Inc. and certain of its affiliates, alleging that Watson’s 2012 patent lawsuit settlement with Endo Pharmaceuticals Inc. relating to Lidoderm® (lidocaine transdermal patches) violated the antitrust laws. Additional lawsuits containing similar allegations followed on behalf of other classes of putative direct purchaser and end-payer plaintiffs, and the cases have been consolidated as a multidistrict litigation in federal court in California. Defendants moved to dismiss, and in November 2014, the court granted the motions in part but denied them with respect to the claims under Section 1 of the Sherman Act. Plaintiffs then filed amended consolidated complaints in December 2014, and additional complaints have followed from retailers acting in their individual capacities. On February 21, 2017, the court granted both the indirect purchaser plaintiffs’ and the direct purchaser plaintiffs’ motions for class certification. Discovery in these cases is now closed. On June 30, 2017, plaintiffs moved for partial summary judgment and defendants moved for summary judgment or, in the alternative, partial summary judgment; defendants filed an additional motion for partial summary judgment on July 14, 2017. All summary judgment motions are scheduled to be fully briefed by August 25, 2017. The FTC has also filed suit to challenge the Lidoderm® settlement, initially bringing antitrust claims against Watson, Endo, and Allergan in Pennsylvania federal court in March 2016. The FTC voluntarily dismissed those claims in October 2016, but in January 2017, it re-filed the claims, along with a stipulated order for permanent injunction, to settle its claims against Endo, in the same California federal court in which the private multidistrict litigation referenced above, is pending. On February 3, 2017, the State of California filed a complaint against Allergan and Watson, and that complaint has also been assigned to the California court presiding over the multidistrict litigation. After the FTC dismissed its claims in Pennsylvania, but before it re-filed them in California, Watson and Allergan filed suit against the FTC in the same Pennsylvania federal court where the agency had initially brought its lawsuit, seeking a declaratory judgment that the FTC’s claims are not authorized by statute, or, in the alternative, that the FTC does not have statutory authority to pursue a disgorgement remedy. That declaratory judgment action remains pending, and on March 28, 2017, the court in California stayed the FTC’s claims against Allergan and Watson pending there, and also ordered the State of California to stipulate to a stay of its claims against Allergan and Watson, pending the outcome of the declaratory judgment action in Pennsylvania. Annual sales of Lidoderm® at the time of the settlement were approximately $1.2 billion, and were approximately $1.4 billion at the time Actavis launched its generic version in September 2013.

Since November 2013, numerous lawsuits have been filed in various federal courts by purported classes of end payors for, and direct purchasers of, Aggrenox® (dipyridamole/aspirin tablets) against Boehringer Ingelheim (“BI”), the innovator, and several Teva subsidiaries. The lawsuits allege, among other things, that the settlement agreement between BI and Barr entered into in August 2008 violated the antitrust laws. A multidistrict litigation has been established in the U.S. District Court for the District of Connecticut. Teva and BI’s motion to dismiss was denied in March 2015. On April 11, 2017, the Orange County District Attorney filed a complaint for violations of California’s Unfair Competition Law based on the Aggrenox® patent litigation settlement. Annual sales of Aggrenox® were approximately $340 million at the time of the settlement and approximately $455 million at the time generic competition began in July 2015. The Company has reached a settlement in principle with the putative class of direct purchasers. A provision has been included in the financial statements for this matter.

Since January 2014, numerous lawsuits have been filed in the U.S. District Court for the Southern District of New York by purported classes of end payors for and direct purchasers of ACTOS® and ACTO plus Met® (pioglitazone and pioglitazone plus metformin) against Takeda, the innovator, and several generic manufacturers, including Teva, Actavis and Watson. The lawsuits allege, among other things, that the settlement agreements between Takeda and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Takeda in December 2010. The motions to dismiss with respect to the end payor lawsuits against all defendants were granted in September 2015. In October 2015, the end payors filed a notice of appeal of this ruling, and on March 22, 2016, a stipulation was filed dismissing Teva and the other generic defendants from the appeal. On February 8, 2017, the Court of Appeals for the Second Circuit affirmed the dismissal in part and vacated and remanded the dismissal in part with respect to the claims against Takeda. The direct purchasers’ case was stayed pending resolution of the appeal in the end payor matter, and they have amended their complaint for a second time after the Second Circuit’s decision. Defendants had moved to dismiss the direct purchasers’ original complaint and supplemental briefing on that motion based on the new allegations in the amended complaint was completed on June 16, 2017. At the time of the settlement, annual sales of ACTOS® were approximately $3.7 billion and annual sales of ACTO plus Met® were approximately $500 million. At the time generic competition commenced in August 2012, annual sales of ACTOS® were approximately $2.8 billion and annual sales of ACTO plus Met® were approximately $430 million.

In June 2014, two groups of end payors sued AstraZeneca and Teva, as well as Ranbaxy and Dr. Reddy’s, in the Philadelphia Court of Common Pleas for violating the antitrust laws by entering into settlement agreements to resolve the esomeprazole (generic Nexium®) patent litigation (the “Philadelphia Esomeprazole Actions”). These end payors had opted out of a class action that was filed in the Massachusetts federal court in September 2012 and resulted in a jury verdict in December 2014 in favor of AstraZeneca and Ranbaxy (the “Massachusetts Action”). Prior to the jury verdict, Teva settled with all plaintiffs in the Massachusetts Action for $24 million. The allegations in the Philadelphia Esomeprazole Actions are nearly identical to those in the Massachusetts Action. The Philadelphia Esomeprazole Actions were stayed pending resolution of the Massachusetts Action, which was on appeal to the First Circuit with respect to the claims against the non-settling defendants AstraZeneca and Ranbaxy. On November 21, 2016, the First Circuit affirmed the district court’s judgment in favor of AstraZeneca and Ranbaxy, and the plaintiffs’ petitions for rehearing and rehearing en banc were denied on January 10, 2017.

In September 2014, the FTC sued AbbVie Inc. and certain of its affiliates (“AbbVie”) and Teva in the U.S. District Court for the Eastern District of Pennsylvania alleging that they violated the antitrust laws when they entered into a settlement agreement to resolve the AndroGel® patent litigation and a supply agreement under which AbbVie would supply authorized generic product for TriCor® to Teva. The FTC alleges that Teva agreed to delay the entry of its generic testosterone gel product in exchange for entering into the TriCor supply agreement. In May 2015, the court granted Teva’s motion to dismiss the FTC’s claim as to Teva. The FTC’s motions for reconsideration and for entry of partial final judgment to permit an immediate appeal were denied, so the FTC cannot appeal the dismissal until its claims against AbbVie are resolved.

Since May 2015, two lawsuits have been filed in the U.S. District Court for the Southern District of New York by a purported class of direct purchasers of, and a purported class of end payors for, Namenda IR® (memantine hydrochloride) against Forest Laboratories, LLC (“Forest”) and Actavis PLC, the innovator, and several generic manufacturers, including Teva. Teva is only a defendant in the end payor case and defendants moved to dismiss the claims made by the end payors. The lawsuits allege, among other things, that the settlement agreements between Forest and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Forest in November 2009. On September 13, 2016, the court denied defendants’ motions to dismiss, but stayed the cases with respect to the claims brought under state law, which are the only claims asserted against Teva. Annual sales of Namenda IR® at the time of the settlement were approximately $1.1 billion, and are currently approximately $1.4 billion.

On March 8, 2016 and April 11, 2016, certain Actavis subsidiaries in the United Kingdom, including Auden Mckenzie Holdings Limited, received notices from the U.K. Competition and Markets Authority (“CMA”) that it had launched formal investigations under Section 25 of the Competition Act of 1998 (“Competition Act”) into suspected breaches of competition law in connection with the supply of 10mg and 20mg hydrocortisone tablets. On December 16, 2016, the CMA issued a statement of objections (a provisional finding of infringement of the Competition Act) in respect of certain allegations against Actavis UK and Allergan, which was later reissued to include certain Auden Mckenzie entities. Actavis UK submitted a response, and an oral hearing was held. On March 3, 2017, the CMA issued a second statement of objection in respect of certain additional allegations (relating to the same products and covering part of the same time period as for the first statement of objections) against Actavis UK, Allergan plc, and a number of other companies, which was later reissued to include certain Auden Mckenzie entities. On January 9, 2017, Teva completed the sale of Actavis UK to Accord Healthcare Limited, pursuant to which Teva will indemnify Accord for fines imposed by the CMA and/or damages awarded by a court on Actavis UK as a result of the investigations in respect of conduct prior to the closing date of the sale. In the event of any such fines or damages, Teva expects to assert claims, including claims for breach of warranty, against the sellers of Auden Mckenzie. The terms of the purchase agreement may preclude a full recovery by Teva. A liability for this matter has been recorded in purchase accounting related to the acquisition of Actavis Generics. Allergan and Teva have notified each other of respective claims for indemnity pursuant to the Master Purchase Agreement, dated as of July 26, 2015, for losses arising from an investigation by the CMA. Teva and Allergan have each rejected the other’s demands for indemnification for the CMA investigation. See note 3.

In November 2016, three putative indirect purchaser class actions were filed in federal courts in Wisconsin, Massachusetts and Florida against Shire U.S., Inc., and Shire LLC (collectively, “Shire”) and Actavis, alleging that Shire’s 2013 patent litigation settlement with Actavis related to the ADHD drug Intuniv® (guanfacine) violated various state consumer protection and antitrust laws. On December 30, 2016 and January 11, 2017, two additional similar actions were filed, also in Massachusetts federal court, against Shire and Actavis or Teva (as successor to Actavis) by putative classes of direct purchaser plaintiffs. All five cases are now in Massachusetts federal court, and on March 10, 2017, both the indirect purchaser plaintiffs and the direct purchaser plaintiffs filed consolidated amended complaints, which Actavis and Shire moved to dismiss on April 10, 2017. Annual sales of Intuniv® were approximately $335 million at the time of the settlement, and approximately $327 million at the time generic competition began in 2014.

Government Investigations and Litigation Relating to Pricing and Marketing

Teva is involved in government investigations and litigation arising from the marketing and promotion of its specialty pharmaceutical products in the United States. Many of these investigations originate through what are known as qui tam complaints, in which the government reviews a complaint filed under seal by a whistleblower (a “relator”) that alleges violations of the federal False Claims Act. The government considers whether to investigate the allegations and will, in many cases, issue subpoenas requesting documents and other information, including conducting witness interviews. The government must decide whether to intervene and pursue the claims as the plaintiff. Once a decision is made by the government, the complaint is unsealed. If the government decides not to intervene, then the relator may decide to pursue the lawsuit on his own without the active participation of the government.

A number of state attorneys general have filed various actions against Teva and/or certain of its subsidiaries, including certain Actavis subsidiaries, relating to reimbursements or drug price reporting under Medicaid or other programs. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. Teva and its subsidiaries have reached settlements in most of these cases, and remain parties to active litigation in Illinois. The Actavis subsidiaries remain parties to active litigation in Illinois, Utah and Mississippi. A provision for the cases has been included in the financial statements. Trial in the Illinois case against Teva concluded in the fourth quarter of 2013, and post-trial briefing was submitted. On June 28, 2017, after several years, the court issued a Memorandum Order After Trial finding liability against Teva, but reserved its decision on damages. The court is expected to order additional hearings on the issue of damages. The State of Illinois is seeking approximately $100 million in compensatory damages. Any such damages ultimately awarded by the court are subject to automatic trebling. In addition, the state is seeking unspecified statutory penalties that could range, depending on the method used for calculation, from a de minimis amount to well over $100 million. Teva denies any liability and has filed a motion for reconsideration of the court’s June 28, 2017 order. Teva will continue to argue that any damages and penalties should be significantly less than the amount sought by the state. In August 2013, in the Mississippi case against Watson, the court ruled in favor of the state, awarding $12.4 million in compensatory damages and civil penalties. In March 2014, the court awarded the state an additional $17.9 million in punitive damages. A provision for these amounts has been included in the financial statements. Watson is appealing both the original and the punitive damage awards.

Several qui tam complaints have been unsealed in recent years as a result of government decisions not to participate in the cases. The following is a summary of certain government investigations, qui tam actions and related matters.

In December 2009, the U.S. District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including certain Teva subsidiaries (including Actavis), violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI (Drug Efficacy Study Implementation) products that were allegedly ineligible for reimbursement. The U.S. Department of Justice (“DOJ”) declined to join in the matter. The defendants, including Teva, filed a motion to dismiss, which was granted in February 2013. The plaintiffs’ deadline to appeal the dismissal has not yet expired.

In March 2013, a federal False Claims Act complaint filed against Cephalon in the U.S. District Court for the Southern District of New York was unsealed. The case was transferred to the Eastern District of Pennsylvania. The complaint alleges off-label promotion of Treanda® and Fentora®. The court granted Cephalon’s motion to dismiss the Fentora® claims and denied Cephalon’s motion to dismiss the Treanda® claims. In January 2014, a separate federal False Claims Act complaint that had been filed in the U.S. District Court for the Eastern District of Pennsylvania was served on Cephalon. The complaint alleges off-label promotion of Fentora®, Nuvigil® and Provigil®. The court dismissed the Fentora® claims and denied Cephalon’s motion to dismiss the Provigil® and Nuvigil® claims. In August 2015, Cephalon submitted a motion to modify the court’s order denying its motion to dismiss the relators’ Provigil® claims. In February 2016, the court granted Cephalon’s motion for judgment on the pleadings as to Provigil® claims that allegedly occurred prior to February 28, 2008. The relators’ motion for reconsideration was denied without prejudice. The Company has reached an agreement in principle to settle both of these matters and a provision has been included in the financial statements in 2017.

In September 2013, the State of Louisiana filed a petition seeking penalties and unspecified damages against 54 pharmaceutical companies, including Teva and Actavis. The complaint alleges that the defendants defrauded the state by falsely representing that its products were FDA-approved drugs, which allegedly caused the state Medicaid program to pay millions of dollars in reimbursement claims for products that it would not otherwise have covered. The case was dismissed without prejudice in September 2015, with the court finding that the state was not a proper plaintiff. The state appealed, and on October 21, 2016 the state court of appeals affirmed the trial court’s ruling in part and reversed in part. The state and the defendants appealed to the Louisiana Supreme Court, which denied all parties’ appeals on March 13, 2017, and remanded the case to the trial court. On March 31, 2017 the trial court ordered all defendants to respond to the first amended petition on or before May 11, 2017.

In January 2014, Teva received a civil investigative demand from the U.S. Attorney for the Southern District of New York seeking documents and information from January 1, 2006 related to sales, marketing and promotion of Copaxone® and Azilect®. The demand states that the government is investigating possible civil violations of the federal False Claims Act. In March 2015, the docket in this matter and a False Claims Act civil qui tam complaint concerning this matter were unsealed by the court, which revealed that the U.S. Attorney had notified the court in November 2014 that it had declined to intervene in and proceed with the lawsuit. The qui tam relators, however, are moving forward with the lawsuit. In June 2015, Teva filed motions to dismiss the complaint. In February 2016, the court stayed its decision on the relators’ claims based on state and local laws, denied Teva’s motions to dismiss the False Claims Act claims, and instructed the relators to amend their complaint with additional information. In March 2016, the relators filed an amended complaint, which Teva answered in April 2016. The parties are currently engaged in discovery.

Beginning in May 2014 various complaints have been filed against Teva and Cephalon, along with several other pharmaceutical companies, by a number of cities, counties and states across the country. Actions currently pending against Teva and Cephalon have been brought by Ohio, Mississippi, and Oklahoma, the Cities of Dayton and Lorain, Ohio, the City of Chicago, Union County and Jersey County, Illinois, Santa Clara, Orange and San Joaquin counties in California, and nine different counties in New York. In addition to the complaints filed by these cities, counties and states, a private class action lawsuit has been filed in Arkansas. The complaints, asserting claims under similar provisions of different state law, generally contend that the defendants allegedly engaged in improper marketing of opioids, including Actiq® and Fentora® and seek a variety of damages, including restitution, civil penalties, disgorgement of profits, treble damages, attorneys’ fees and injunctive relief. None of the complaints specifies the exact amount of damages at issue. Teva and Cephalon deny all allegations asserted in these complaints and has filed motions to dismiss where possible. Only the City of Chicago action, pending in the Northern District of Illinois, has begun discovery.

On June 21, 2016, Teva USA received a subpoena from the Antitrust Division of the DOJ seeking documents and other information relating to the marketing and pricing of certain of Teva USA’s generic products and communications with competitors about such products. Actavis received a similar subpoena in June 2015. On July 12, 2016, Teva USA received a subpoena from the Connecticut Attorney General seeking documents and other information relating to potential state antitrust law violations. Actavis has also received a similar subpoena from the Connecticut Attorney General. Teva and Actavis are cooperating fully with these subpoenas.

On December 15, 2016, a civil action was brought by the attorneys general of twenty states against Teva USA and several other companies asserting claims under federal antitrust law (specifically, section 1 of the Sherman Act). An amended complaint was filed on March 1, 2017 adding twenty additional states to the named plaintiffs and adding supplemental state law claims. The states seek a finding that the defendants’ actions violated federal antitrust law, and state antitrust and consumer protection laws, as well as injunctive relief, disgorgement, damages on behalf of various state and governmental entities and consumers, civil penalties and costs. On April 25, 2017, the Judicial Panel on Multidistrict Litigation (“JPML”) conditionally transferred this action to the generic drug multidistrict litigation pending in federal court in Pennsylvania, which is discussed in greater detail below. On May 16, 2017, the states’ attorneys general moved to vacate the conditional transfer order. The issue is pending before the JPML and was considered during the JPML’s July 27, 2017 hearing session. On July 17, 2017, a new complaint was filed in the District Court of Connecticut on behalf of four additional states – Arkansas, Missouri, New Mexico and West Virginia, as well as the District of Columbia. These plaintiffs were not previously party to the State Attorney General action that commenced in December 2016. This complaint makes the same factual allegations and claims that are at issue in the earlier State Attorneys General complaint and has been assigned to the same judge.

Beginning on March 2, 2016, numerous complaints have been filed in the United States on behalf of putative classes of direct and indirect purchasers of generic drug products including: doxycycline, digoxin, pravastatin, clobetasol, desonide, fluocinonide, propranolol, glyburide, lidocaine-prilocaine, ursodial and baclofen. These complaints, which allege that the defendants engaged in conspiracies to fix, increase, maintain and/or stabilize the prices of the generic drug products named, have been brought against various defendants including, among others, Teva USA, Actavis Holdco U.S., Inc., Actavis Elizabeth and Pliva, Inc. The plaintiffs generally seek injunctive relief and damages under federal antitrust law, and damages under various state laws. On April 6, 2017, the JPML entered an order transferring cases brought by classes of direct or indirect purchasers and alleging claims of generic price-fixing for coordination or consolidation with the multidistrict litigation currently pending in the Eastern District of Pennsylvania; the panel has subsequently transferred further cases to that court, and the plaintiffs have been ordered to file consolidated amended complaints by August 15, 2017. Teva denies having engaged in any conduct that would give rise to liability with respect to the above-mentioned subpoenas and civil suits.

On March 21, 2017, Teva received a subpoena from the U.S. Attorney’s office in Boston, Massachusetts requesting documents related to Teva’s donations to patient assistance programs. Teva is in the process of responding to the subpoena.

For several years, Teva had conducted a voluntary worldwide investigation into business practices that may have implications under the U.S. Foreign Corrupt Practices Act (“FCPA”), following the receipt, beginning in 2012, of subpoenas and informal document requests from the SEC and the DOJ with respect to compliance with the FCPA in certain countries. In December 2016, Teva reached a resolution with the SEC and DOJ to fully resolve these FCPA matters. The resolution, which relates to conduct in Russia, Mexico and Ukraine from 2007 to 2013, provides for penalties of approximately $519 million (reserved in the financial statements in the third quarter of 2016), which includes a fine, disgorgement and prejudgment interest; a three-year deferred prosecution agreement for Teva; a guilty plea by Teva’s Russian subsidiary to criminal charges of violations of the anti-bribery provisions of the FCPA; consent to entry of a final judgment against Teva settling civil claims of violations of the anti-bribery, internal controls and books and records provisions of the FCPA; and the retention of an independent compliance monitor for a period of three years. The SEC civil consent and DOJ deferred prosecution agreement have each obtained court approval. Teva has been informed by Israeli authorities that they have initiated an investigation into the conduct that was the subject of the FCPA investigation and which resulted in the above-mentioned resolution with the SEC and DOJ. Teva is cooperating fully with the Israeli investigation. Following the settlement, we have had requests for documents and information from various Russian government entities.

Shareholder Litigation

On November 6, 2016, a putative class action securities lawsuit was filed in the U.S. District Court for the Central District of California on behalf of purchasers of Teva’s securities between February 10, 2015 and November 3, 2016. The complaint alleges that Teva and certain officers violated the federal securities laws by making false and misleading statements that failed to disclose that (1) Teva was engaging in conduct that would result in an antitrust investigation by the U.S. Department of Justice and Connecticut state attorney general and (2) that the government’s investigation of such conduct could cause criminal charges to be filed against Teva by the end of 2016 for suspected price collusion. The plaintiff is seeking certification of similarly situated investors as a class and as well as unspecified damages, legal fees, interest, and costs. On December 27, 2016, a second putative class action was filed in the Central District of California with a longer class period but similar allegations to the original suit in California. On April 3, 2017, both class actions were transferred to the District of Connecticut, where they remain pending. On July 11, 2017, the court appointed the Ontario Teachers’ Pension Plan Board to serve as lead plaintiff in the consolidated action.

On July 17, 2017, a derivative action on behalf of the Teva Employee Stock Purchase Plan, and alternatively filed as a class action on behalf of individuals who purchased Teva stock through that plan, was filed in federal court in Ohio seeking certification of similarly situated investors as a class as well as unspecified damages, legal fees, interest and costs. The plaintiff alleges that Teva failed to maintain adequate financial controls based on the facts underpinning the Company's FCPA deferred prosecution agreement, and also based on allegations substantially similar to those in the securities suit pending in Connecticut, discussed above.

Motions to approve derivative actions against certain past and present directors and officers have been filed in Israel with respect to alleged negligence and recklessness with respect to the acquisition of the Rimsa business and the acquisition of Actavis Generics. A motion to approve a class action against certain directors and officers was filed in Israel with allegations regarding proper disclosure of the above-mentioned pricing investigation. Other motions were filed in Israel to approve a derivative action, discovery and a class action related to alleged claims regarding Teva’s above-mentioned FCPA resolution with the SEC and DOJ.

Environmental Matters

Teva and some of its subsidiaries are party to a number of environmental proceedings, or have received claims, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged noncompliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings and claims seek to require the generators of hazardous wastes disposed of at a third party-owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and cleanup the site or to pay or reimburse others for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and any related damages to natural resources. Teva or its subsidiaries have received claims, or has been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva’s facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties, under certain circumstances, may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva’s potential liability varies greatly at each of the sites in the proceedings or for which claims have been asserted; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva’s allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, enforcement proceedings relating to alleged federal, state, commonwealth or local regulatory violations at some of Teva’s facilities have resulted, or may result, in the imposition of significant penalties (in amounts not expected to materially adversely affect Teva’s results of operations) and the recovery of certain state or commonwealth costs and natural resource damages, and have required, or may require, that corrective measures and enhanced compliance measures be implemented.